Income Taxes (Details) - Schedule of provision (benefit) for income taxes - Income Taxes [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current (benefit) provision
Federal
State
Total Current
Deferred (benefit) provision
Federal	3,724	3,724
State	6,511	6,511
Total Deferred	10,235	10,235
Total Provision	$ 10,235	$ 10,235